OCM GOLD FUND

Schedule of Investments - February 29, 2024

(Unaudited)

Shares			Value
	Common Stocks	99.5%
	Major Gold Producers	30.0%
65,000	Agnico Eagle Mines Ltd.		$3,123,900
100,000	AngloGold Ashanti PLC		1,861,000
300,000	B2Gold Corp.^		722,811
200,000	Barrick Gold Corp.		2,932,000
118,670	Endeavour Mining PLC		1,950,728
65,000	Newmont Corp.		2,031,250
			12,621,689
	Intermediate/Mid-Tier Gold Producers	23.7%
300,000	Alamos Gold, Inc.		3,543,000
250,000	Dundee Precious Metals, Inc.		1,690,981
225,000	Fortuna Silver Mines, Inc.*		611,737
130,000	Lundin Gold, Inc.		1,514,368
500,000	OceanaGold Corp.		828,913
70,000	Pan American Silver Corp.		868,700
800,000	Perseus Mining Ltd.		912,577
			9,970,276
	Junior Gold Producers	20.8%
1,464,110	Catalyst Metals Ltd.*		466,307
850,000	Emerald Resources N.L.*		1,530,387
150,000	i-80 Gold Corp.*		188,992
1,659,900	Jaguar Mining, Inc.*		2,201,459
175,000	K92 Mining, Inc.*		723,364
1,000,000	Minera Alamos, Inc.*		202,623
450,000	Mineros S.A.		238,727
500,000	Orezone Gold Corp.*		254,200
800,000	Thor Explorations Ltd.*		114,942
425,000	Wesdome Gold Mines Ltd.*		2,833,960
			8,754,961
	Exploration and Development Companies	4.6%
350,000	Angel Wing Metals, Inc.*		35,459
250,000	G Mining Ventures Corp.*		340,775
250,000	G2 Goldfields, Inc.*		132,626
875,000	Liberty Gold Corp.*		154,731
616,500	Montage Gold Corp.*		363,395
5,000,000	Omai Gold Mines Corp.*		331,565
975,000	Rio2 Ltd.*		244,253
3,000,000	Royal Road Minerals Ltd.*		209,991
4,578,755	RTG Mining, Inc.*		56,546
2,512,040	Sutter Gold Mining, Inc.*,#		—

Shares			Value
1,210,500	Tajiri Resources Corp.*		$11,149
450,000	Westhaven Gold Corp.*		66,313
			1,946,803
	Royalty/Streaming Companies	7.9%
80,000	Wheaton Precious Metals Corp.		3,296,787
	Primary Silver Producers	12.5%
730,000	Aya Gold & Silver, Inc.*		5,249,632
	Total Common Stocks
	(Cost $23,158,993)		41,840,148
	Warrants	0.0%
	Exploration and Development Companies	0.0%
175,000	Angel Wing Metals, Inc. Exercise Price: 0.50 CAD, Expiration Date: April 26, 2025*		—
			—
	Total Warrants
	(Cost $0)		—
	Short-Term Investment	0.7%
304,117	UMB Money Market Fiduciary, 0.01%		304,117
	Total Short-Term Investment
	(Cost $304,117)		304,117
	Total Investments	100.2%
	(Cost $23,463,110)		42,144,265
	Liabilities less Other Assets	(0.2)%	(65,050)
	TOTAL NET ASSETS	100.0%	$42,079,215

ADR – American Depository Receipt
PLC – Public Limited Company
CAD – Canadian Dollars

^	Denoted investment is a Canadian security traded on U.S. stock exchange.
*	Non-income producing security.
#	Level 3 security fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of this security is $0.